Note 6 - Vessels, Net and Vessels Held for Sale	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
6.	Vessels, net and Vessel Held For Sale

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2010	702,016,175	(98,951,164)	603,065,011
Acquisitions (transfer from Advances for Vessels under Construction and Acquisitions)	69,906,578	—	69,906,578
Held for sale	(1,310,488)	389,203	(921,285)
Disposals	(41,160,174)	10,504,963	(30,655,211)
Depreciation for the year	—	(27,562,120)	(27,562,120)
Balance, December 31, 2011	729,452,091	(115,619,118)	613,832,973
Acquisitions (transfer from Advances for Vessels under Construction and Acquisitions)	65,661,599	—	65,661,599
Disposals	(18,811,000)	2,727,787	(16,083,213)
Depreciation for the year	—	(28,776,688)	(28,776,688)
Balance, December 31, 2012	776,302,690	(141,668,019)	634,634,671

During the year ended December 31, 2011, the Company completed the construction of the vessels “Gas Elixir” (formerly Hull “K422”), “Gas Cerberus” (formerly Hull “K423”) and “Gas Myth” (formerly Hull “K421”) for a total consideration of $69,906,578 and concluded separate memoranda of agreement for the disposal of the vessels “Gas Shanghai”, “Gas Chios”, “Gas Czar” and “Gas Nemesis” to unaffiliated third parties for $25,850,000. The Company realized an aggregate loss from the sale of vessels of $5,654,178 which was included in the Company’s consolidated statement of income of 2011.

On December 16, 2011, the Company concluded a memorandum of agreement for the disposal of the vessel “Gas Tiny” to an unaffiliated third party for $2,400,000. As of December 31, 2011 this transaction met all the criteria for held for sale and hence the carrying value of the “Gas Tiny” which amounted to $921,285 was presented as Vessel held for Sale in the accompanying consolidated balance sheet. A deposit of 10% of the selling price ($240,000) was received on December 23, 2011. The vessel was delivered to her new owners on January 17, 2012.

During the year ended December 31, 2012, the Company completed the construction of the vessels “Gas Husky” (formerly Hull “K425”) and “Gas Esco” (formerly Hull “K424”) for a total consideration of $65,661,599. In addition, on February 14, 2012, the Company entered into a memorandum of agreement for the disposal of the vessel “Gas Kalogeros” to an unaffiliated third party for $16,800,000. The vessel was delivered to her new owners on May 4, 2012.

The Company realized an aggregate gain from the sale of vessels “Gas Tiny” and “Gas Kalogeros” of $1,372,409 which is included in the Company’s consolidated statement of income under the caption “Net (gain)/loss on sale of vessels”.